Shareholders' Equity (Details) $ / shares in Units, € in Thousands, $ in Thousands													1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 10, 2025 USD ($) shares	Mar. 03, 2025 USD ($) shares	Dec. 01, 2024 USD ($)	Aug. 29, 2024 USD ($) shares	Aug. 29, 2024 EUR (€) shares	May 21, 2024 shares	May 06, 2024 $ / shares	Jan. 04, 2024 USD ($) $ / shares shares	Oct. 11, 2023 USD ($) shares	Sep. 19, 2023 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) $ / shares shares	Nov. 10, 2022 shares	Jun. 30, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Aug. 20, 2024 USD ($)	May 24, 2024 USD ($)	Dec. 13, 2022 shares
Shareholders’ Equity [Line Items]
Ordinary shares												400
Purchase of warrants										114,655
Gross proceeds (in Dollars) | $								$ 1,690			$ 7,231
Deduction of issuance expense (in Dollars) | $											$ 769
Cash (in Dollars) | $								1,420
Underwriter discount and issuance expenses (in Dollars) | $								$ 263
Bid price (in Dollars per share) | $ / shares							$ 1
Reverse split						10 for 1
Conversion amount				$ 29,000	€ 26,600
Preferred shares															1,000		1,000
Maturity date															Dec. 31, 2031	Dec. 31, 2031
European Investment Bank [Member]
Shareholders’ Equity [Line Items]
Remaining outstanding amount															$ 294	€ 250
Non Exchangeable Warrants [Member]
Shareholders’ Equity [Line Items]
Expire term											3 years
Purchase of warrants											160,000
Exchangeable Warrants [Member]
Shareholders’ Equity [Line Items]
Expire term											1 year
Purchase of warrants											160,000
Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share) | $ / shares										$ 11.59
Purchase price (in Dollars per share) | $ / shares										$ 11.6
Warrant [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $										$ 1,330
Shares issued									28,939
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued															8,982,972,000	8,982,972,000
Transaction shares issued																		160,000,000
Investment Commitment Agreement [Member]
Shareholders’ Equity [Line Items]
Investment (in Dollars) | $																			$ 2,000
Month maximum amount provided (in Dollars) | $			$ 500,000
Aggregate provide advance amount (in Dollars) | $			1,500
Standby Equity Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Shares issued	4,000
Commitment amount (in Dollars) | $	$ 15,000
Shares issued		28,784
Issuance-related finance costs (in Dollars) | $		$ 150
Volume weighted average price percentage		97.00%													97.00%	97.00%
Gross proceeds amount (in Dollars) | $														$ 4,203
Volume-weighted average price (in Dollars per share) | $ / shares														$ 2.57
Discount market price														3.00%
Transaction shares issued														1,638,062
Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Gross proceeds amount (in Dollars) | $													$ 1,492
ADSs [Member]
Shareholders’ Equity [Line Items]
Ordinary shares						400						40
Share capital																					5,000,000
Offering shares										40,000
Purchase price of per unit (in Dollars per share) | $ / shares											$ 5
Exercise price per share (in Dollars per share) | $ / shares								$ 6.5			4.99
Purchase price (in Dollars per share) | $ / shares										$ 11.6	$ 0.01
Purchase of warrants								260,655
Fair value, granted (in Dollars) | $									$ 270
Reduced exercise price (in Dollars per share) | $ / shares								$ 6.5
Stockholders’ equity requirement (in Dollars) | $																				$ 2,500
Sale of ADSs amount (in Dollars) | $																	$ 2,000
Case subject discount percentage															5.00%	5.00%
ADSs [Member] | Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares										$ 0.01
Purchase of warrants										74,655
Shares issued								521,310
Warrants shares issued															28,698
Aggregate purchase price amount (in Dollars) | $															$ 2,000
ADSs [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Fee and issuance expenses (in Dollars) | $										$ 1,000
ADSs [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares						4,000
Share capital																					20,000,000,000
ADSs [Member] | Investor [Member]
Shareholders’ Equity [Line Items]
Commitment amount (in Dollars) | $															100,000
ADSs [Member] | Agreements [Member]
Shareholders’ Equity [Line Items]
Commitment amount (in Dollars) | $															$ 40,000
ADSs [Member] | Standby Equity Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Sale shares issued													511,690		3,022,796	3,022,796
Shares issued	35,461
Commitment amount (in Dollars) | $	$ 108,000
Aggregate purchase price amount (in Dollars) | $		$ 10,000
Gross proceeds amount (in Dollars) | $													$ 1,492	$ 4,203
Volume-weighted average price (in Dollars per share) | $ / shares													$ 2.9	$ 2.57
Discount market price													3.00%	3.00%
Transaction shares issued														1,638,062
ADSs [Member] | Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Sale shares issued													511,690
Volume-weighted average price (in Dollars per share) | $ / shares													$ 2.9
Discount market price													3.00%
RK Stone [Member] | Pre-Funded Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants shares issued															617,744
Yorkville’s Commitment [Member]
Shareholders’ Equity [Line Items]
Commitment amount (in Dollars) | $															$ 108,000
Purchase price percentage															97.00%	97.00%
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares				1,000	1,000
Maximum [Member] | ADSs [Member]
Shareholders’ Equity [Line Items]
Sale of ADSs amount (in Dollars) | $			500,000
Maximum [Member] | ADSs [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share capital																					18,200,000,000
Minimum [Member] | ADSs [Member]
Shareholders’ Equity [Line Items]
Sale of ADSs amount (in Dollars) | $			$ 200,000
Minimum [Member] | ADSs [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share capital																					4,550,000
Underwritten Public Offering [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $											$ 8,000
Pre-Funded Units [Member]
Shareholders’ Equity [Line Items]
Offering shares											160,000
Sale shares issued											120,000
Common Units [Member]
Shareholders’ Equity [Line Items]
Sale shares issued											400,000